Impairment Charge - Additional Information (Detail) $ in Millions	12 Months Ended
Jan. 31, 2024 CAD ($)
Statement [line items]
Impairment charge	$ 43.3
Growth rates on impairment	1.50%
Bottom of range [member]
Statement [line items]
Pre-tax discount rate	12.90%
Top of range [member]
Statement [line items]
Pre-tax discount rate	13.10%
Alumacraft Boat Co CGU [member]
Statement [line items]
Impairment charge related to intangible assets	$ 25.0
Impairment charge	17.8
Triton Industries Inc CGU [member]
Statement [line items]
Impairment charge related to intangible assets	45.5
Impairment charge	$ 25.5